Loss Before Income Tax - Schedule of Depreciation and Amortization (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 445,351	$ 241,765	$ 209,976
Right-of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	267,948
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	173,056	235,410	200,918
Computer Software
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 4,347	$ 6,355	$ 9,058